Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
Note 12. Property, Plant and Equipment
The following changes in property, plant and equipment were recorded during the year ended December 31, 2017:
Costs	Opening balance	Additions	Disposals	Dispositions of subsidiaries*	Reclassified from inventories	Impairments	Currency translation adjustments	Ending balance
Land and buildings	$944	$26	$—	$(1,221)	$—	$—	$251	$—
Refinery and power plants	91,392	—	—	—	3,786	—	(2,744)	92,434
Processing plant and equipment	18,880	987	(8,678)	57	—	(7,863)	320	3,703
Office equipment	5,189	300	(1,343)	(3,163)	—	—	152	1,135
	$116,405	$1,313	$(10,021)	$(4,327)	$3,786	$(7,863)	$(2,021)	$97,272

*      Net of acquisition of a subsidiary

Accumulated depreciation	Opening balance	Additions	Disposals	Dispositions of subsidiaries	Impairments	Currency translation adjustments	Ending balance
Land and buildings	$208	$344	$—	$(598)	$—	$46	$—
Refinery and power plants	9,308	2,267	—	—	—	(528)	11,047
Processing plant and equipment	3,545	1,377	(2,294)	(27)	(1,223)	248	1,626
Office equipment	3,901	384	(1,118)	(2,639)	—	117	645
	16,962	$4,372	$(3,412)	$(3,264)	$(1,223)	$(117)	13,318
Carrying amount	$99,443						$83,954

The following changes in property, plant and equipment were recorded during the year ended December 31, 2016:
Costs	Opening balance	Additions	Disposals	Dispositions of subsidiaries*	Reclassified from assets held for sale	Reclassified to assets held for sale	Reclassified from resource properties	Currency translation adjustments	Ending balance
Land and buildings	$5,890	$119	$—	$(324)	$—	$(4,745)	$—	$4	$944
Refinery and power plants	67,336	—	—	—	20,255	—	5,000	(1,199)	91,392
Processing plant and equipment	34,548	3,194	(262)	(25,340)	8,128	(646)	—	(742)	18,880
Office equipment	8,515	770	(22)	(2,918)	—	(237)	—	(919)	5,189
	$116,289	$4,083	$(284)	$(28,582)	$28,383	$(5,628)	$5,000	$(2,856)	$116,405

*      Net of acquisition of a subsidiary

Accumulated depreciation	Opening balance	Additions	Disposals	Dispositions of subsidiaries	Reclassified to assets held for sale	Currency translation adjustments	Ending balance
Land and buildings	$1,600	$367	$—	$(139)	$(1,663)	$43	$208
Refinery and power plants	6,860	2,641	—	—	—	(193)	9,308
Processing plant and equipment	8,392	5,403	—	(9,283)	(421)	(546)	3,545
Office equipment	3,692	880	—	(727)	(170)	226	3,901
	20,544	$9,291	$—	$(10,149)	$(2,254)	$(470)	16,962
Carrying amount	$95,745						$99,443

A power plant with a carrying amount of  $26,412 was temporarily idle as of December 31, 2017. Subsequent to the year end, the power plant was vandalized and incurred damage. The Group expects to recover all restoration expenditures through insurance, except the deductible amount of  $350, which will be capitalized and included in the carrying amount of the power plant when incurred.
During the year ended December 31, 2017, 2016 and 2015 respectively, $nil, $nil and $3,948 of expenditures were recognized in the carrying amounts of items of property, plant and equipment in the course of their construction.